UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: January 31, 2026

Date of reporting period: January 31, 2026

Item 1. Report to Stockholders.
(a)

RockCreek Global Equality ETF Ticker: RCGE Listed on: The Nasdaq Stock Market LLC	January 31, 2026 Annual Shareholder Report https://rockcreeketfs.com/

This annual shareholder report contains important information about the RockCreek Global Equality ETF (the “Fund”) for the period of February 26, 2025 to January 31, 2026 (the “Period”). You can find additional information about the Fund at https://rockcreeketfs.com/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$96	0.95%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

PERFORMANCE
Since Inception (2/26/2025)
RockCreek Global Equality ETF - NAV	18.42%
Solactive GBS Global Markets All Cap USD Index	22.68%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://rockcreeketfs.com/ for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
During the period, the Fund achieved a net asset value (NAV) return of 18.42%. The Fund's global approach drove strong performance, with positive contributions from multiple regions, sectors, currencies, and individual securities across both developed and emerging markets.

Currency movements were a significant driver, contributing approximately one-third of the return. The primary contributors were appreciation of the British Pound, Australian Dollar, and Euro against the U.S. Dollar on the Fund's developed market equity holdings. The remaining two-thirds of performance was driven by equity selection and market appreciation broadly distributed across North America, Europe, and other global regions.

At the sector level, Financials, Health Care, and Utilities were the primary contributors, while Information Technology detracted from performance. Position level returns were well diversified, with no individual security significantly contributing or detracting performance during the period.
Annual Shareholder Report: January 31, 2026

RockCreek Global Equality ETF Ticker: RCGE Listed on: The Nasdaq Stock Market LLC	January 31, 2026 Annual Shareholder Report https://rockcreeketfs.com/

KEY FUND STATISTICS (as of Period End)
Net Assets	$93,183,800	Advisory Fees	$689,045
# of Portfolio Holdings	201	Portfolio Turnover Rate*	53%
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Financials	25.6%
Health Care	11.8%
Consumer Staples	10.4%
Communication Services	9.1%
Consumer Discretionary	8.8%
Industrials	8.3%
Utilities	8.0%
Real Estate	7.2%
Information Technology	5.8%
Materials	4.1%
Energy	0.5%
Cash and Cash Equivalents	0.4%

TOP 10 COUNTRY WEIGHTING (as a % of Net Assets)
United States	33.0%
Australia	10.2%
United Kingdom	9.6%
France	9.3%
Germany	5.1%
Norway	4.6%
Italy	3.5%
Spain	3.5%
Sweden	3.1%
Taiwan	1.8%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://rockcreeketfs.com/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Annual Shareholder Report: January 31, 2026

(b) Not Applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the year covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 1/31/2026
(a) Audit Fees	$7,250
(b) Audit-Related Fees	N/A
(c) Tax Fees	$1,750
(d) All Other Fees	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) None of the fees billed by any Fund's principal accountant were applicable to non-audit services pursuant to a waiver of the pre-approval requirement.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) None of the fees billed by any Fund's principal accountant were applicable to non-audit services billed or expected to be billed to any Fund’s investment adviser.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.
(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

(b) Not applicable.

Item 6. Investments.

(a)

ROCKCREEK GLOBAL EQUALITY ETF
SCHEDULE OF INVESTMENTS
January 31, 2026

	Shares	Value
COMMON STOCKS - 95.1%
Australia - 8.7%
AMP Ltd.	382,838	$451,869
ANZ Group Holdings Ltd.	18,438	471,202
ASX Ltd.	13,305	530,695
Bank of Queensland Ltd.	102,815	486,131
CAR Group Ltd.	22,692	436,123
Challenger Ltd.	71,618	459,314
Coles Group Ltd.	33,035	489,523
Commonwealth Bank of Australia	4,358	453,262
Helia Group Ltd.	125,049	508,535
HUB24 Ltd.	7,389	522,199
National Australia Bank Ltd.	16,360	494,083
Qantas Airways Ltd.	64,492	452,233
QBE Insurance Group Ltd.	34,464	473,740
SmartGroup Corp. Ltd.	76,268	447,711
Transurban Group	49,605	481,867
Westpac Banking Corp.	17,451	471,741
Woolworths Group Ltd.	23,086	497,389
		8,127,617

Belgium - 0.5%
UCB SA	1,555	470,760

Bermuda - 0.5%
Hiscox Ltd.	24,115	489,025

Brazil - 1.1%
Banco do Brasil SA	112,506	537,224
Neoenergia SA	77,556	477,472
		1,014,696

Canada - 1.4%
Canadian Imperial Bank of Commerce	4,929	455,525
National Bank of Canada	3,599	428,846
Royal Bank of Canada	2,646	440,569
		1,324,940

Denmark - 0.5%
Novo Nordisk AS	7,921	464,610

Finland - 0.5%
Nordea Bank Abp	23,614	456,672

The accompanying notes are an integral part of these financial statements.

1

ROCKCREEK GLOBAL EQUALITY ETF
SCHEDULE OF INVESTMENTS
January 31, 2026

	Shares	Value
France - 8.3%
AXA SA	9,518	$433,575
BNP Paribas SA	4,753	513,820
Bollore SE	80,996	462,187
Bureau Veritas SA	14,187	455,730
Cie de Saint-Gobain SA	4,676	461,265
Danone SA	5,185	404,657
Hermes International SCA	172	413,674
IPSOS SA	11,405	484,519
Kering SA	1,270	397,651
L'Oreal SA	1,084	497,265
Orange SA	27,555	510,187
Pernod Ricard SA	5,379	478,711
Publicis Groupe SA	4,412	440,348
Sanofi SA	4,789	449,591
Schneider Electric SE	1,634	469,303
Sodexo SA	8,913	455,777
Vivendi SE	161,815	451,516
		7,779,776

Germany - 5.1%
Allianz SE	992	437,189
BASF SE	8,874	483,445
Bayer AG	10,154	536,328
Covestro AG (a)(b)	6,471	465,288
Deutsche Telekom AG	14,111	471,186
Henkel AG & Co. KGaA	5,942	490,571
LANXESS AG	22,551	466,722
Merck KGaA	3,092	460,155
Puma SE	17,906	459,308
TeamViewer SE (a)(b)	68,108	456,943
		4,727,135

Hong Kong - 0.6%
Swire Properties Ltd.	169,332	514,145

Indonesia - 0.4%
Unilever Indonesia Tbk PT	3,420,714	392,307

Ireland - 1.4%
Accenture PLC - Class A	1,655	436,324
Experian PLC	9,860	372,106
Trane Technologies PLC	1,198	503,855
		1,312,285

The accompanying notes are an integral part of these financial statements.

2

ROCKCREEK GLOBAL EQUALITY ETF
SCHEDULE OF INVESTMENTS
January 31, 2026

	Shares	Value
Italy - 3.5%
Enel SpA	43,217	$476,825
FinecoBank Banca Fineco SpA	17,116	453,448
Hera SpA	97,016	479,083
Intesa Sanpaolo SpA	64,162	453,742
Italgas SpA	40,464	484,918
Moncler SpA	7,163	416,129
UniCredit SpA	5,425	472,323
		3,236,468

Japan - 1.0%
Astellas Pharma, Inc.	33,399	462,700
Takeda Pharmaceutical Co. Ltd.	14,483	490,565
		953,265

Malaysia - 0.5%
Nestle Malaysia Bhd	15,370	436,692

Mexico - 0.5%
Wal-Mart de Mexico SAB de CV	144,598	458,881

Netherlands - 1.4%
Euronext NV (b)	3,056	427,086
NN Group NV	5,799	459,037
Wolters Kluwer NV	4,356	407,289
		1,293,412

New Zealand - 0.9%
Auckland International Airport Ltd.	93,967	467,332
Xero Ltd. (a)	6,267	409,127
		876,459

Norway - 4.6%
Borregaard ASA	23,336	469,603
DNB Bank ASA	16,272	467,521
Orkla ASA	41,881	496,632
Protector Forsikring ASA	8,913	484,035
Storebrand ASA	26,554	464,602
Telenor ASA	31,592	531,427
TOMRA Systems ASA	32,753	435,664
Vend Marketplaces ASA - Class B	16,232	448,674
Yara International ASA	11,049	508,480
		4,306,638

The accompanying notes are an integral part of these financial statements.

3

ROCKCREEK GLOBAL EQUALITY ETF
SCHEDULE OF INVESTMENTS
January 31, 2026

	Shares	Value
Portugal - 0.5%
EDP SA	97,231	$497,548

Singapore - 0.6%
City Developments Ltd.	70,603	515,051

South Africa - 1.5%
MTN Group Ltd.	43,560	487,894
Vodacom Group Ltd.	51,149	476,731
Woolworths Holdings Ltd.	134,166	449,829
		1,414,454

Spain - 3.5%
Aena SME SA (b)	15,998	497,407
Corp. ACCIONA Energias Renovables SA	16,586	420,337
Enagas SA	29,236	481,185
Endesa SA	12,565	463,053
Iberdrola SA	20,916	469,205
Redeia Corp. SA	25,633	443,305
Telefonica SA	112,555	455,621
		3,230,113

Sweden - 3.1%
Avanza Bank Holding AB	12,202	476,025
Castellum AB	39,715	490,892
Fastighets AB Balder (a)	61,984	466,507
Kinnevik AB (a)	51,707	423,757
Swedbank AB - Class A	12,897	501,980
Telia Co. AB	105,991	482,507
		2,841,668

Switzerland - 1.4%
Novartis AG	3,338	494,925
Temenos AG	4,431	391,771
UBS Group AG	9,695	456,375
		1,343,071

Taiwan - 1.8%
First Financial Holding Co. Ltd.	478,656	438,045
Oneness Biotech Co. Ltd. (a)	246,386	515,164
PharmaEssentia Corp.	29,128	712,697
		1,665,906

The accompanying notes are an integral part of these financial statements.

4

ROCKCREEK GLOBAL EQUALITY ETF
SCHEDULE OF INVESTMENTS
January 31, 2026

	Shares	Value
Thailand - 0.5%
Thai Beverage PCL	1,254,063	$473,194

United Kingdom - 9.1%
Aberdeen Group PLC	159,828	475,453
AstraZeneca PLC	2,450	455,933
BT Group PLC	188,568	493,733
Diageo PLC	21,090	483,522
GSK PLC	17,857	458,514
Haleon PLC	91,683	475,345
HSBC Holdings PLC	27,888	490,514
Lloyds Banking Group PLC	337,286	502,830
MONY Group PLC	182,528	466,054
National Grid PLC	29,554	499,233
NatWest Group PLC	50,421	458,944
Pearson PLC	32,511	425,911
Sage Group PLC	31,835	417,055
Schroders PLC	80,653	498,391
Severn Trent PLC	12,130	485,990
Standard Chartered PLC	18,017	459,048
Unilever PLC	7,205	487,080
WPP PLC	98,479	406,685
		8,440,235

United States - 31.7% (c)
AbbVie, Inc.	2,061	459,624
Affirm Holdings, Inc. (a)	5,662	341,419
American Water Works Co., Inc.	3,572	461,252
Autodesk, Inc. (a)	1,552	392,454
Automatic Data Processing, Inc.	1,776	438,352
Bank of America Corp.	7,894	419,961
Bank of New York Mellon Corp.	3,744	448,980
Baxter International, Inc.	22,847	458,539
Biogen, Inc. (a)	2,515	452,423
Boston Scientific Corp. (a)	4,786	447,635
Bristol-Myers Squibb Co.	8,415	463,246
Chemours Co.	35,666	534,633
Colgate-Palmolive Co.	5,957	537,858
Dow, Inc.	17,449	480,720
Edison International	7,611	474,013
Exelon Corp.	10,555	472,653
Expedia Group, Inc.	1,603	424,539
First Solar, Inc. (a)	1,940	437,509
Ford Motor Co.	34,084	473,086

The accompanying notes are an integral part of these financial statements.

5

ROCKCREEK GLOBAL EQUALITY ETF
SCHEDULE OF INVESTMENTS
January 31, 2026

	Shares	Value
General Mills, Inc.	10,111	$467,735
Goldman Sachs Group, Inc.	471	440,578
Hasbro, Inc.	5,567	497,189
Hershey Co.	2,498	486,485
Hewlett Packard Enterprise Co.	18,813	404,856
Hilton Worldwide Holdings, Inc.	1,557	464,780
Hologic, Inc. (a)	6,080	455,574
HubSpot, Inc. (a)	1,201	336,280
IDEX Corp.	2,502	496,772
International Flavors & Fragrances, Inc.	6,715	468,774
J M Smucker Co.	4,776	500,811
JPMorgan Chase & Co.	1,366	417,846
Keysight Technologies, Inc. (a)	2,158	466,840
Kimberly-Clark Corp.	4,587	458,654
Marriott International, Inc. - Class A	1,443	454,978
Mastercard, Inc. - Class A	789	425,105
Merck & Co., Inc.	4,263	470,081
Microsoft Corp.	954	410,497
Mondelez International, Inc. - Class A	8,551	499,977
New York Times Co. - Class A	6,533	478,934
Novanta, Inc. (a)	3,698	497,529
Owens Corning	4,001	479,480
PayPal Holdings, Inc.	7,649	403,026
PepsiCo, Inc.	3,238	497,454
Pinterest, Inc. - Class A (a)	17,670	391,037
Principal Financial Group, Inc.	5,137	486,577
Procter & Gamble Co.	3,236	491,128
Prudential Financial, Inc.	3,853	428,107
Ralph Lauren Corp.	1,240	438,228
S&P Global, Inc.	850	448,621
Science Applications International Corp.	4,327	440,315
Sempra	5,222	454,366
Service Corp. International	5,839	469,631
Thermo Fisher Scientific, Inc.	729	421,807
Vail Resorts, Inc.	3,555	473,064
Verizon Communications, Inc.	11,718	521,685
Vertex Pharmaceuticals, Inc. (a)	970	455,803
VF Corp.	24,773	485,303
Voya Financial, Inc.	5,855	448,844
Wells Fargo & Co.	4,793	433,719
Wendy's Co.	54,992	428,388
Workiva, Inc. (a)	5,338	411,133
Xylem, Inc.	3,271	450,973
Yum! Brands, Inc.	3,034	471,787

The accompanying notes are an integral part of these financial statements.

6

ROCKCREEK GLOBAL EQUALITY ETF
SCHEDULE OF INVESTMENTS
January 31, 2026

	Shares		Value
Zillow Group, Inc. - Class A (a)	7,351		$457,526
Zoetis, Inc.	3,494		436,121
			29,543,294
TOTAL COMMON STOCKS (Cost $81,072,697)			88,600,317

REAL ESTATE INVESTMENT TRUSTS - 4.5%
Australia - 1.5%
GPT Group	124,135		457,275
Mirvac Group	333,275		464,152
Stockland	121,569		456,288
			1,377,715

France - 1.0%
Covivio SA	7,179		457,394
Unibail-Rodamco-Westfield	4,176		460,353
			917,747

Singapore - 0.5%
CapitaLand Integrated Commercial Trust	244,999		460,300

United Kingdom - 0.5%
Land Securities Group PLC	53,879		479,582

United States - 1.0%
NNN REIT, Inc.	11,507		479,497
VICI Properties, Inc.	16,289		457,395
			936,892
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,751,952)			4,172,236

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 3.61% (d)	289,410		289,410
TOTAL MONEY MARKET FUNDS (Cost $289,410)			289,410

TOTAL INVESTMENTS - 99.9% (Cost $85,114,059)			$93,061,963
Other Assets in Excess of Liabilities - 0.1%		0.00131	121,837
TOTAL NET ASSETS - 100.0%			$93,183,800

Percentages are stated as a percent of net assets.

PCL - Public Company Limited
PLC - Public Limited Company
REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

7

ROCKCREEK GLOBAL EQUALITY ETF
SCHEDULE OF INVESTMENTS
January 31, 2026

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2026, the value of these securities total $1,846,724 or 2.0% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

(b) Not applicable.

The accompanying notes are an integral part of these financial statements.

8

ROCKCREEK GLOBAL EQUALITY ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2026

ASSETS:
Investments, at value (See Note 2)	$93,061,963
Dividends receivable	128,550
Dividend tax reclaims receivable	66,479
Receivable for fund shares sold	7,222
Receivable for transaction fee (See Note 1)	239
Total assets	93,264,453

LIABILITIES:
Payable to adviser (See Note 3)	73,431
Payable for investments purchased	7,222
Total liabilities	80,653
NET ASSETS	$93,183,800

NET ASSETS CONSISTS OF:
Paid-in capital	$86,137,847
Total distributable earnings	7,045,953
Total net assets	$93,183,800

Net assets	$93,183,800
Shares issued and outstanding(a)	3,220,000
Net asset value per share	$28.94

COST:
Investments, at cost	$85,114,059

(a) Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

ROCKCREEK GLOBAL EQUALITY ETF

STATEMENT OF OPERATIONS
For the Period Ended January 31, 2026(a)

INVESTMENT INCOME:
Dividend income	$2,443,891
Less: Dividend withholding taxes	(220,948)
Total investment income	2,222,943

EXPENSES:
Investment advisory fee (See Note 3)	689,045
Total expenses	689,045
NET INVESTMENT INCOME (LOSS)	1,533,898

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(820,698)
Taxes withheld	(4,568)
In-kind redemptions	5,791,816
Foreign currency translation	(57,725)
Net realized gain (loss)	4,908,825

Net change in unrealized appreciation (depreciation) on:
Investments	7,947,904
Foreign currency translation	5,867
Net change in unrealized appreciation (depreciation)	7,953,771
Net realized and unrealized gain (loss)	12,862,596
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,396,494

 (a) Inception date of the Fund was February 26, 2025.

The accompanying notes are an integral part of these financial statements.

ROCKCREEK GLOBAL EQUALITY ETF

STATEMENT OF CHANGES IN NET ASSETS

Period ended January 31, 2026(a)
OPERATIONS:
Net investment income (loss)	$1,533,898
Net realized gain (loss)	4,908,825
Net change in unrealized appreciation (depreciation)	7,953,771
Net increase (decrease) in net assets from operations	14,396,494

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,571,075)
Total distributions to shareholders	(1,571,075)

CAPITAL TRANSACTIONS:
Shares sold	110,452,782
Shares redeemed	(30,095,278)
ETF transaction fees (See Note 1)	877
Net increase (decrease) in net assets from capital transactions	80,358,381

NET INCREASE (DECREASE) IN NET ASSETS	93,183,800

NET ASSETS:
Beginning of the period	—
End of the period	$93,183,800

SHARES TRANSACTIONS
Shares sold	4,320,000
Shares redeemed	(1,100,000)
Total increase (decrease) in shares outstanding	3,220,000

(a) Inception date of the Fund was February 26, 2025.

The accompanying notes are an integral part of these financial statements.

ROCKCREEK GLOBAL EQUALITY ETF

FINANCIAL HIGHLIGHTS

	INVESTMENT OPERATIONS:				LESS DISTRIBUTIONS FROM:			SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expense to average net assets(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
RockCreek Global Equality ETF
1/31/2026(f)	$24.88	0.53	4.04	4.57	(0.51)	(0.51)	0.00(g)	$28.94	18.42%	$93,184	0.95%	2.11%	53%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Inception date of the Fund was February 26, 2025.
(g)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

ROCKCREEK GLOBAL EQUALITY ETF

NOTES TO THE FINANCIAL STATEMENTS
January 31, 2026

NOTE 1 – ORGANIZATION

RockCreek Global Equality ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered non-diversified under the 1940 Act. The Fund commenced operations on February 26, 2025. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek to achieve long-term capital appreciation. See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

Shares of the Fund are listed and traded on The Nasdaq Stock Market LLC (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Fund is January 31, 2026, and the period covered by these Notes to Financial Statements is from February 26, 2025 to January 31, 2026 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities

ROCKCREEK GLOBAL EQUALITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2026

(“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. For the current fiscal period, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

ROCKCREEK GLOBAL EQUALITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2026

The following is a summary of the fair value classification of the Fund’s investments as of the current fiscal period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$88,135,029	$465,288	$—	$88,600,317
Real Estate Investment Trusts	4,172,236	—	—	4,172,236
Money Market Funds	289,410	—	—	289,410
Total Investments	$92,596,675	$465,288	$—	$93,061,963

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates, if any, would appear on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency translation” and “Change in net unrealized appreciation (depreciation) – Foreign currency translation,” respectively, if applicable.

If applicable, the Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.Foreign Taxes. The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if there are any, are paid by the Fund and are reflected in its Statement of

ROCKCREEK GLOBAL EQUALITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2026

Operations. Foreign taxes payable or deferred as of the current period end, if any, are disclosed in the Statement of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

E.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

Distributions to shareholders from net investment income for the Fund are declared and paid on an annual basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

F.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

I.Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.

ROCKCREEK GLOBAL EQUALITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2026

The Treasurer (principal financial officer) acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

J.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash, are not taxable to the Fund and are not distributed to shareholders. As such, they have been reclassified from distributable earnings to paid-in capital. As of the current fiscal period ended, the following table shows the reclassifications made:

Distributable Earnings	Paid-in Capital
$(5,779,466)	$5,779,466

K.New Accounting Pronouncement: In the reporting period, the Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. The Fund did not pay any federal, state or local income taxes. The Fund did pay dividend withholding taxes in certain jurisdictions during the year ended as of the date of this report. Cash paid for dividend withholding taxes, net of reclaims, was as follows:

Country	Dividend withholding taxes	Taxes withheld	Total
Italy	$33,892	$4,568	$38,460
France	37,698	—	37,698
Norway	28,365	—	28,365
Spain	20,022	—	20,022
Australia	13,824	—	13,824
Others	87,147	—	87,147
	$220,948	$4,568	$225,516

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. Per the Advisory Agreement, the Fund pays an annual rate of 0.95% to the Adviser monthly based on average daily net assets.

The Rock Creek Group, LP (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-

ROCKCREEK GLOBAL EQUALITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2026

Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports, and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; and monitors the activities of the Fund’s Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$44,023,074	$38,325,862

For the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

Creations	Redemptions
$103,744,688	$29,573,317

There were no purchases or sales of U.S. Government securities during the current fiscal period.

NOTE 5 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the current fiscal period were as follows:

Tax cost of Investments	$85,299,624
Gross tax unrealized appreciation	11,586,337
Gross tax unrealized depreciation	(3,818,131)
Net tax unrealized appreciation (depreciation)	$7,768,206
Undistributed ordinary income	112,718
Undistributed long-term gain	—
Total distributable earnings	112,718
Other accumulated gain (loss)	(834,971)
Total accumulated gain (loss)	$7,045,953

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the current fiscal period, the Fund did not defer any post-October capital losses.

ROCKCREEK GLOBAL EQUALITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2026

For the current fiscal period, the Fund had the following capital loss carryforwards that do not expire:

Unlimited Short-Term	Unlimited Long-Term
$(834,971)	$—

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the current fiscal period was as follows:

Period Ended January 31, 2026(a)
Ordinary Income
$1,571,075

(a) Inception date of the fund was February 26, 2025.

NOTE 7 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred subsequent to the current fiscal period that materially impacted the amounts or disclosures in the Fund's financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
RockCreek Global Equality ETF and
The Board of Trustees of
EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of RockCreek Global Equality ETF (the “Fund”), a series of EA Series Trust (the “Trust”), including the schedule of investments, as of January 31, 2026, the related statement of operations, the statement of changes in net assets and the financial highlights for the period February 26, 2025 (commencement of operations) to January 31, 2026 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, and the results of its operations, the changes in its net assets and the financial highlights for the period stated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1999.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2026 by correspondence with the custodian and brokers. When replies from brokers were not received, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
March 31, 2026

ROCKCREEK GLOBAL EQUALITY ETF
FEDERAL TAX INFORMATION (UNAUDITED)

For the current fiscal period, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for the Fund was 100.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the current fiscal period, for the Fund was 26.71%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

FOREIGN TAX CREDIT PASS THROUGH (UNAUDITED)

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for current fiscal period. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived From Foreign Sourced Income
$221,872	$0.068904447	$1,238,455

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
Not Applicable.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	March 31, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	March 31, 2026

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	March 31, 2026